Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
Schedule of property, plant and equipment
	As of December 31,
	2017	2016
Laboratory equipment & other	$139,093	$139,865
Computers	3,782	2,161
Vehicle	5,204	5,204
Furniture and equipment	13,046	10,299
	161,125	157,529
Less - accumulated depreciation	(57,751)	(33,668)
Total property and equipment, net	$103,374	$123,861